Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Intangible Assets, Net

12.Intangible Assets, Net

The analysis of the changes in intangible assets is as follows:

	Intangible Assets with Indefinite Useful Lives								Intangible Assets with Finite Useful Lives
Changes	Goodwill		Trademarks		Concessions		Trademarks		Concessions		Licenses		Subscriber Lists		Other Intangible Assets		Total
Cost:
January 1, 2016	Ps.	14,112,626	Ps.	782,958	Ps.	15,719,572	Ps.	1,891,306	Ps	—	Ps.	5,366,912	Ps.	6,207,405	Ps.	3,014,421	Ps.	47,095,200
Additions	—		—		—		—		—		2,112,768		—		676,322		2,789,090
Retirements	—		—		—		—		—		(1,026,954)		—		(68,138)		(1,095,092)
Impairment adjustments	—		(6,851)		—		—		—		—		—		—		(6,851)
Transfers and reclassifications	—		—		—		—		—		(761)		—		761		—
Effect of translation	—		165		—		—		—		52,485		(210)		46,134		98,574

December 31, 2016	14,112,626		776,272		15,719,572		1,891,306		—		6,504,450		6,207,195		3,669,500		48,880,921
Additions	—		—		—		—		—		1,222,802		—		558,766		1,781,568
Retirements	—		(71,157)		—		—		—		(257,513)		—		(274,815)		(603,485)
Impairment adjustments	—		(89,597)		—		—		—		—		—		—		(89,597)
Transfers and reclassifications	—		—		(553,505)		—		553,505		—		—		—		—
Effect of translation	—		(371)		—		—		—		930		(3,320)		(12,759)		(15,520)

December 31, 2017	Ps.	14,112,626	Ps.	615,147	Ps.	15,166,067	Ps.	1,891,306	Ps	553,505	Ps.	7,470,669	Ps.	6,203,875	Ps.	3,940,692	Ps.	49,953,887

Amortization:
January 1, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(151,305)	Ps	—	Ps.	(3,489,143)	Ps.	(3,520,650)	Ps.	(1,827,777)	Ps.	(8,988,875)
Amortization of the year	—		—		—		(472,827)		—		(979,238)		(960,716)		(112,903)		(2,525,684)
Other amortization of the year(1)	—		—		—		—		—		—		—		(352,654)		(352,654)
Retirements	—		—		—		—		—		710,199		—		67,926		778,125
Effect of translation	—		—		—		—		—		(40,820)		—		(16,242)		(57,062)

December 31, 2016	—		—		—		(624,132)		—		(3,799,002)		(4,481,366)		(2,241,650)		(11,146,150)
Amortization of the year	—		—		—		(472,827)		(110,701)		(1,116,080)		(926,676)		(37,956)		(2,664,240)
Other amortization of the year	—		—		—		—		—		—		—		(504,674)		(504,674)
Retirements	—		—		—		—		—		236,111		—		3,351		239,462
Reclassifications	—		—		—		—		—		4,673		—		(4,673)		—
Effect of translation	—		—		—		—		—		1,337		3,320		3,492		8,149

December 31, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,096,959)	Ps	(110,701)	Ps.	(4,672,961)	Ps.	(5,404,722)	Ps.	(2,782,110)	Ps.	(14,067,453)

Carrying value:
At January 1, 2016	Ps.	14,112,626	Ps.	782,958	Ps.	15,719,572	Ps.	1,740,001	Ps.	—	Ps.	1,877,769	Ps.	2,686,755	Ps.	1,186,644	Ps.	38,106,325

At December 31, 2016	Ps.	14,112,626	Ps.	776,272	Ps.	15,719,572	Ps.	1,267,174	Ps.	—	Ps.	2,705,448	Ps.	1,725,829	Ps.	1,427,850	Ps.	37,734,771

At December 31, 2017	Ps.	14,112,626	Ps.	615,147	Ps.	15,166,067	Ps.	794,347	Ps.	442,804	Ps.	2,797,708	Ps.	799,153	Ps.	1,158,582	Ps.	35,886,434

(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

All of the amortization charges are presented in Note 20.

The changes in the net carrying amount of goodwill and indefinite-lived trademarks and concessions for the year ended December 31, 2017 and 2016, were as follows:

	Balance as of January 1, 2017		Acquisitions		Retirements		Foreign Currency Translation Adjustments		Impairment Adjustments		Transfers		Balance as of December 31, 2017
Goodwill
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable	13,793,684		—		—		—		—		—		13,793,684
Other Businesses	76,969		—		—		—		—		—		76,969

	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses	407,669		—		(71,157)		(371)		(89,597)		—		246,544

	Ps.	776,272	Ps.	—	Ps.	(71,157)	Ps.	(371)	Ps.	(89,597)	Ps.	—	Ps.	615,147

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	—
Cable	15,070,025		—		—		—		—		—		15,070,025
Sky	96,042		—		—		—		—		—		96,042

	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	15,166,067

	Balance as of January 1, 2016		Acquisitions		Retirements		Foreign Currency Translation Adjustments		Impairment Adjustments		Transfers		Balance as of December 31, 2016
Goodwill
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable	13,793,684		—		—		—		—		—		13,793,684
Other Businesses	76,969		—		—		—		—		—		76,969

	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses	414,355		—		—		165		(6,851)		—		407,669

	Ps.	782,958	Ps.	—	Ps.	—	Ps.	165	Ps.	(6,851)	Ps.	—	Ps.	776,272

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	553,505
Cable	15,070,025		—		—		—		—		—		15,070,025
Sky	96,042		—		—		—		—		—		96,042

	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,719,572

During the fourth quarter of 2017 and 2016, the Group monitored the market associated with its Publishing business, which is classified into the Other Businesses segment, which has experienced a general slow-down in Latin America. Accordingly, the Group reduced its cash flow expectations for some of its foreign operations. As a result, the Group compared the fair value of the intangible assets in the reporting units with the related carrying value and recorded an aggregate pre-tax impairment charge in connection with trademarks of Ps.89,597 and Ps.6,851, respectively, in other expense, net, in the consolidated statements of income for the years ended December 31, 2017 and 2016.

The key assumptions used for fair value calculations of goodwill and intangible assets in 2017 were as follows (see Note 14):

	Other Business		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	2.30%	3.70%	2.40%	2.40%
Discount rate	12.30%	14.80%	10.00%	12.50%

The key assumptions used for fair value calculations of goodwill and intangible assets in 2016 were as follows (see Note 14):

	Other Business		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	3.20%	4.70%	2.90%	2.90%
Discount rate	12.70%	17.30%	9.60%	11.60%

As described in Note 2 (k), beginning in the third quarter of 2015, the Company’s management estimated the remaining useful life of four years for acquired trademarks in specific locations of Mexico in connection with the migration to an internally developed trademark in the Group’s Cable segment. Amortization of trademarks with a finite useful life amounted to Ps.472,827 for the years ended December 31, 2017 and 2016, in both years. Assuming a useful life of four years, amortization of these trademarks in future years is estimated in the following amounts:

	Year ended December 31,
2018	Ps.	472,827
2019	321,520

During the fourth quarter of 2017, the Company’s management reviewed the useful life of certain Group’s television concessions accounted for as intangible assets in conjunction with an expected payment to be made for renewal in 2021, which amount will be determined by the IFT before the renewal date. Based on such review, the Group classified these concessions as intangible assets with a finite useful life and began to amortize the related net carrying amount of $553,505 in a period ending in 2021. Amortization of these concessions with a finite useful life amounted to Ps.110,701 for the year ended December 31, 2017. Assuming a remaining useful life of five years, amortization of these concessions in future years is estimated in the following amounts:

	Year ended December 31,
2018	Ps.	110,701
2019	110,701
2020	110,701
2021	110,701